Material accounting policy information	12 Months Ended
Dec. 31, 2023
Material accounting policy information
Material accounting policy information

2.Material accounting policy information

(a)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

These consolidated financial statements have been prepared on a historical cost basis. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

The policies applied in these consolidated financial statements are based on IFRSs issued and outstanding as of April 1, 2024 the date the Board of Directors approved the statements.

(b)Change in accounting policies

(i)Amendment IAS 8 - Definition of accounting estimates

The Corporation adopted this amendment on January 1, 2023. The amendment introduces a definition of accounting estimates, clarifying the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. The amendment is effective for annual periods beginning on or after January 1, 2023. The adoption of this amendment had no impact on the consolidated financial statements of the Corporation.

(ii)Amendments to IAS 1 - Presentation of financial statements

The Corporation adopted these amendments on January 1, 2023. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their significant accounting policies with a requirement to disclose their material accounting policies. The amendments provide guidance on how entities may apply the concept of materiality in making decisions about accounting policy disclosures. The adoption of these amendments had no significant impact on the consolidated financial statements of the Corporation.

(c)Basis of consolidation

These consolidated financial statements consolidate the accounts of Cardiol Therapeutics Inc. and its wholly owned subsidiary, Cardiol Therapeutics USA Inc. (“Cardiol USA”), incorporated under the laws of Delaware. Control exists when the investor is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The subsidiary is fully consolidated from the date on which control is obtained and is de-consolidated from the date control ceases. Intercompany transactions and balances are eliminated.

2.	Material accounting policy information (continued)

(d)Functional and presentation currency

These consolidated financial statements are presented in Canadian dollars, being the functional currency of the Corporation. The functional currency for the Corporation is determined by the currency of the primary economic environment in which it operates (the “functional currency”).

At the end of each reporting year, monetary assets and liabilities denominated in foreign currencies are translated at the rates of exchange prevailing at that date; non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated at the rates of exchange prevailing at the date when fair value was determined; and non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are not retranslated. Such exchange differences arising from retranslation at year-end are recognized in the statement of loss and comprehensive loss.

(e)	Financial instruments

Recognition

The Corporation recognizes a financial asset or financial liability on the statement of financial position when it becomes party to the contractual provisions of the financial instrument. Financial assets are initially measured at fair value and are derecognized either when the Corporation has transferred substantially all the risks and rewards of ownership of the financial asset, or when cash flows expire. Financial liabilities are initially measured at fair value and are derecognized when the obligation specified in the contract is discharged, cancelled, or expired.

A write-off of a financial asset (or a portion thereof) constitutes a derecognition event. A write-off occurs when the Corporation has no reasonable expectations of recovering the contractual cash flows on a financial asset.

Classification and Measurement

The Corporation determines the classification of its financial instruments at initial recognition. Financial assets and financial liabilities are classified according to the following measurement categories:

●	those to be measured subsequently at fair value, either through profit or loss (“FVTPL”) or through other comprehensive income (“FVTOCI”); and,
●	those to be measured subsequently at amortized cost.

The classification and measurement of financial assets after initial recognition at fair value depends on the business model for managing the financial asset and the contractual terms of the cash flows. Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding, are generally measured at amortized cost at each subsequent reporting period. All other financial assets are measured at their fair values at each subsequent reporting period, with any changes recorded through profit or loss or through other comprehensive income (which designation is made as an irrevocable election at the time of recognition).

After initial recognition at fair value, financial liabilities are classified and measured at either:

●	amortized cost;
●	FVTPL, if the Corporation has made an irrevocable election at the time of recognition, or when required (for items such as instruments held for trading or derivatives); or,
●	FVTOCI, when the change in fair value is attributable to changes in the Corporation’s credit risk.

The Corporation reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

2. Material accounting policy information (continued)

(e) Financial instruments (continued)

Classification and Measurement (continued)

Transaction costs that are directly attributable to the acquisition or issuance of a financial asset or financial liability classified as subsequently measured at amortized cost are included in the fair value of the instrument on initial recognition. Transaction costs for financial assets and financial liabilities classified at fair value through profit or loss are expensed in profit or loss.

The Corporation’s financial assets consist of cash and cash equivalents and accounts receivable, which are classified and measured at amortized cost. The Corporation’s financial liabilities consist of accounts payable and accrued liabilities, and lease liability which are classified and measured at amortized cost, and derivative liabilities which are classified and measured at FVTPL.

Impairment

The Corporation assesses all information available, including on a forward-looking basis the expected credit losses associated with any financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Corporation compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable and supportive forward-looking information.

(f)	Impairment of non-financial assets

At the end of each reporting period, the Corporation reviews the carrying amounts of its non-financial assets to determine whether there is any indication that those assets have suffered an impairment loss. Where such an indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. The recoverable amount is the higher of an asset’s fair value less cost to sell and its value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of loss and comprehensive loss.

(g)	Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of the rehabilitation obligation, and for qualifying assets, borrowing costs. The purchase price or construction cost is the aggregate amount paid and fair value of any other consideration given to acquire the asset. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.

Property and equipment are amortized as follows:

Computer equipment	30% per annum
Office equipment	20% per annum
Equipment	30% per annum
Right-of-use asset	straight-line basis over the term of the lease
Leasehold improvements	straight-line basis over the term of the lease

2. Material accounting policy information (continued)

(g)	Property and equipment (continued)

An item of property and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of loss and comprehensive loss when the asset is derecognized. The assets’ residual values, useful lives, and methods of depreciation are reviewed each reporting period, and adjusted prospectively if appropriate.

(h)	Cash and cash equivalents

Cash and cash equivalents in the statements of financial position comprise cash at banks and short-term bank deposits with original maturity of three months or less. The Corporation’s cash is invested with major financial institutions in business accounts that are available on demand by the Corporation for its programs.

(i)Research and development costs

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is expensed as incurred. Development activities involve a plan or design for the production of new or substantially improved products and processes. A development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Company intends to and has sufficient resources to complete development and to use or sell the asset. These criteria are usually met when a regulatory filing has been made in a major market and approval is considered highly probable. The expenditure capitalized includes the cost of materials, direct labour, and overhead costs that are directly attributable to preparing the asset for its intended use.

During the years ended December 31, 2023, 2022 and 2021, no development expenditures were capitalized.

(j)Income taxes

Income tax on the profit or loss for the years presented comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is provided using the asset and liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for goodwill not deductible for tax purposes and the initial recognition of assets or liabilities that affect neither accounting nor taxable profit. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Corporation does not consider it probable that a deferred tax asset will be recovered, it provides a valuation allowance against that excess.

(k)	Loss per share

The Corporation presents basic and diluted loss per share data for its common shares, calculated by dividing the loss attributable to common shareholders of the Corporation by the weighted average number of common shares outstanding during the year. Diluted loss per share is determined by adjusting the loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all instruments outstanding that may add to the total number of common shares.

2. Material accounting policy information (continued)

(l)	Intangible assets

Intangible assets are stated at cost, less accumulated amortization and accumulated impairment losses. Intangible assets with finite useful lives are amortized over their estimated useful lives. The exclusive global license’s useful life is 9 years.

(m)	Share-based transactions

The fair value of share-based transactions are recognized as an expense with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee, including directors of the Corporation.

The fair value of awards issued to employees are measured at the grant date and recognized on a graded-vesting basis over the period during which the awards vest. Awards issued to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The fair value of the awards granted to employees is measured using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the awards were granted. Consideration paid for the shares on the exercise of share-based payment is credited to share capital. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of awards that are expected to vest.

(n)	Investment tax credits

The investment tax credits (“ITC”) are amounts considered recoverable from the Canadian federal and provincial governments under the Scientific Research & Experimental Development (“SR&ED”) incentive program. The amounts claimed under the program represent amounts based on management estimates of eligible research and development costs incurred during the year. Realization is subject to government approval. Refundable ITCs claimed relating to qualifying expenditures are recorded to other income.